Property and Equipment, Net - Additional Information (Details) - USD ($)		12 Months Ended
	Feb. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Net loss recognized			$ 1,200,000
Disposal of property and equipment		$ 0
Annual lease base rate		2,459,000	2,991,000
Net carrying value		45,055,000	$ 74,147,000
Van Nuys Production Facility [Member]
Property, Plant and Equipment [Line Items]
Lease term	5 years
Net carrying value		$ 4,800,000
Subsequent Event [Member] | Van Nuys Production Facility [Member]
Property, Plant and Equipment [Line Items]
Annual lease base rate	$ 300,000
Lease term	5 years
Proceed from sale of plant and equipment	$ 6,200,000